Description of the Plan - Vesting (Details) - Puerto Rico Group Savings Plan	12 Months Ended
Dec. 31, 2025
Description of the Plan
Vested matching contribution percentage	100.00%
Employees hired on or before December 31, 2005
Description of the Plan
Vested matching contribution percentage	100.00%
Employees hired on or after January 1, 2006
Description of the Plan
Vested matching contribution percentage	100.00%
Minimum service period for full vesting	3 years
Employees hired on or before March 31, 2012
Description of the Plan
Vested matching contribution percentage	100.00%
Employees hired on or after April 1, 2012
Description of the Plan
Vested matching contribution percentage	100.00%
Minimum service period for full vesting	2 years